Expense Example - American Century ETF Trust - American Century Diversified Municipal Bond ETF - American Century Diversified Municipal Bond ETF Class	Jan. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	91
Expense Example, with Redemption, 5 Years	161
Expense Example, with Redemption, 10 Years	$ 367